Contractual commitments (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Contractual Commitments [Line Items]
Unrecognized contractual commitments	R$ 5,289
Contractual commitments
Contractual Commitments [Line Items]
Unrecognized contractual commitments	R$ 100,376